Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Subscription Receivable (Member)	Statutory Reserves [Member]	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Noncontrolling Interest
Balance, Shares at Dec. 31, 2023		94,925
Balance, amount at Dec. 31, 2023	$ 123,005,232		$ 86,018,933	$ 0	$ 7,490,398	$ 44,672,926	$ (12,464,273)	$ (2,712,752)
Proceeds received from issuance of common shares		93,750
Proceeds received from issuance of common shares Amount	76,001		76,001	0	0	0	0	0
Issuance of pre-funded warrants	208,125		208,125	0	0	0	0	0
Conversion of convertible note shares		19,917
Conversion of convertible note amount	909,000		909,000	0	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0		0	0	(7,387,651)	7,387,651	0	0
Foreign currency translation adjustment	(2,224,547)		0	0	0	0	(2,225,975)	1,428
Net income	1,108,040		0	0	0	1,306,778	0	(198,738)
Balance, amount at Jun. 30, 2024	123,081,851		87,212,059	0	102,747	53,367,355	(14,690,248)	(2,910,062)
Balance, Shares at Jun. 30, 2024		208,592
Balance, Shares at Dec. 31, 2024		1,132,658
Balance, amount at Dec. 31, 2024	128,276,057		94,768,246	0	102,747	48,818,807	(12,382,068)	(3,031,675)
Conversion of convertible note shares		192,059
Conversion of convertible note amount	348,000		348,000	0	0	0	0	0
Foreign currency translation adjustment	(525,869)		0	0	0	0	(728,261)	202,392
Net income	9,492,549		0	0	0	9,510,834	0	(18,285)
Issuance of inducement warrants	(401,000)		0	0	0	(401,000)	0	0
Issuance Of Common Stock For Warrants Exercised Shares		56,250
Issuance of common stock for warrants exercised Amount	462,020		623,220	(161,200)	0	0	0	0
Cancellation of common stock due to reverse split Shares		(133)
Cancellation of common stock due to reverse split amount	(512)		(512)	0	0	0	0	0
Conversion of promissory note share		43,554
Conversion of promissory note amount	131,969		131,969	0	0	0	0	0
Disposal of discontinued operations	3,050,153		0	0	0	0	0	3,050,153
Non-controlling interest from acquisition	11,819,885		0	0	0	0	0	11,819,885
Balance, amount at Jun. 30, 2025	$ 152,653,252		$ 95,870,923	$ (161,200)	$ 102,747	$ 57,928,641	$ (13,110,329)	$ 12,022,470
Balance, Shares at Jun. 30, 2025		1,424,388